Trade receivables, Movement in Allowance for Doubtful Accounts (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Trade receivables [Abstract]
Beginning balance	$ 28,310	$ 35,353
Receivables written off during the year	(468)	(10,482)
Disincorporation of TMM DM	0	(9,311)
Loss allowance (reversed) recognized during the year	(5,539)	12,750
Ending balance	$ 22,303	$ 28,310